Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Financial Instruments - Schedule of Carrying Values and Estimated Fair Values of Financial Instruments (Table)

	2022		2021
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Financial assets (liabilities)
Cash and cash equivalents	304,367	304,367	117,192	117,192
Restricted cash	5,072	5,072	10,005	10,005
Margin deposits	4,270	4,270	5,849	5,849
Long-term receivable (including short-term portion)	23,307	23,307	35,904	35,904
Debt and other financial liabilities	(1,587,582)	(1,587,582)	(1,380,648)	(1,380,648)

Financial Instruments - Schedule of Derivative Instruments - Statements of Financial Position Location (Table)

		Asset Derivatives		Liability Derivatives
		December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Derivative	Balance Sheet Location	Fair Value	Fair Value	Fair Value	Fair Value
Derivatives designated as hedging instruments
Interest rate swaps	Current portion of financial instruments - Fair value	193	7	—	8,884
	Financial instruments - Fair Value, net of current portion	—	1,382	5	8,656
Subtotal		193	1,389	5	17,540

		Asset Derivatives		Liability Derivatives
		December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Derivative	Balance Sheet Location	Fair Value	Fair Value	Fair Value	Fair Value
Derivatives not designated as hedging instruments
Bunker swaps	Current portion of financial instruments—Fair value	—	1,845	—	—
Bunker swaps	Financial instruments—Fair Value, net of current portion	—	144	—	—
Subtotal		—	1,989	—	—
Total derivatives		193	3,378	5	17,540

Financial Instruments - Gain (Loss) Recognized In Accumulated Other Comprehensive Income (Loss) on Derivative (Effective Portion) (Table)

Derivative			Amount
	Gain (Loss) Recognized in Accumulated Other Comprehensive Income (Loss) on Derivative (Effective Portion) Location	2022	2021	2020
Interest rate swaps		28,393	19,627	(18,830)
Reclassification to Interest and finance costs, net due to de-designations		(3,753)	—	—
Reclassification to Depreciation expense		200	192	189
Total		24,840	19,819	(18,641)

Financial Instruments - Schedule of Derivatives Not Designated as Hedging Instruments - Net Effect on the Statement Of Comprehensive Income (Table)

Derivative		Amount
	Net Realized and Unrealized Gain (Loss) Recognized on Statement of Comprehensive Income (Loss) Location	2022	2021	2020
Interest rate swaps	Interest and finance costs, net	1,472	—	187
Bunker swaps	Interest and finance costs, net	7,923	11,191	(14,312)
Bunker put options	Interest and finance costs, net	—	(172)	(271)
Bunker call options	Interest and finance costs, net	—	—	(74)
Total		9,395	11,019	(14,470)

Financial Instruments - Schedule of Fair Value Assets and Liabilities Measured on Recurring Basis (Table)

Recurring measurements:	December 31, 2022	December 31, 2021
Interest rate swaps	188	(16,151)
Bunker swaps	—	1,989
	188	(14,162)